UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      March 31

Date of reporting period:     December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Money Market Fund

12.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
Money Market Fund
Securities owned by the Fund on
December 31, 2004 (unaudited)

                                                                   Interest   Maturity     Quality     Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper 10.59%                                                                                              $29,473,805
(Cost $29,473,805)

Asset Backed Sec. - Trade Receivable 4.31%                                                                            11,998,500
Clipper Receivables Corp. (K)                                         2.250   01-03-2005   Tier 1         12,000      11,998,500

Automobiles & Trucks 0.97%                                                                                             2,696,533
DaimlerChrysler NA                                                    2.550   01-11-2005   Tier 2          1,000         999,292
DaimlerChrysler NA                                                    2.540   01-24-2005   Tier 2          1,700       1,697,241

Finance 4.31%                                                                                                         11,998,547
UBS Financial Securities, Inc.                                        2.180   01-03-2005   Tier 1         12,000      11,998,547

Retail - Drug Stores 1.00%                                                                                             2,780,225
CVS Corp.                                                             2.450   01-27-2005   Tier 2          1,800       1,796,815
CVS Corp.                                                             2.400   01-10-2005   Tier 2            984         983,410

                                                                   Interest   Maturity     Quality     Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Corporate interest-bearing obligations 74.07%                                                                       $205,953,471
(Cost $205,953,471)

Banks - Foreign 16.35%                                                                                                45,452,620
ABN-AMRO Bank N.V.                                                    7.250   05-31-2005   Tier 1          5,835       5,951,969
Credit Suisse First Boston (USA), Inc. (P)                            2.530   12-21-2005   Tier 1          3,500       3,500,908
Credit Suisse First Boston (USA), Inc. (P)                            2.508   01-14-2005   Tier 1          1,300       1,300,134
Credit Suisse First Boston (USA), Inc. (P)                            2.075   07-08-2005   Tier 1          8,850       8,852,913
HSBC Bank USA, N.A.                                                   2.210   02-09-2005   Tier 1          4,000       4,000,043
Royal Bank of Canada (P)                                              2.342   01-24-2005   Tier 1          9,350       9,349,706
Societe Generale N.A., Inc.                                           2.000   03-07-2005   Tier 1          5,500       5,497,463
Societe Generale N.A., Inc.                                           1.290   01-06-2005   Tier 1          2,000       1,999,840
Societe Generale N.A., Inc.                                           1.185   01-04-2005   Tier 1          5,000       4,999,644

Banks - U.S. 9.30%                                                                                                    25,871,342
Bank of America Corp.                                                 8.625   02-15-2005   Tier 1          2,500       2,518,184
Bank of America Corp.                                                 6.875   02-15-2005   Tier 1          1,040       1,045,547
JPMorgan Chase & Co. (P)                                              2.690   03-07-2005   Tier 1          5,250       5,252,374
JPMorgan Chase & Co. (P)                                              2.610   02-24-2005   Tier 1          5,000       5,002,059
KeyCorp                                                               4.625   05-16-2005   Tier 1          6,000       6,052,255
Wells Fargo & Co. (P)                                                 2.570   03-24-2005   Tier 1          4,000       4,000,681
Wells Fargo & Co. (P)                                                 2.491   06-17-2005   Tier 1          2,000       2,000,242

Beverages - Soft Drinks 3.60%                                                                                         10,004,908
Coca-Cola Enterprises                                                 8.000   01-04-2005   Tier 1         10,000      10,004,908

Brokerage Services 8.97%                                                                                              24,942,031
Bear Stearns Cos., Inc. (The) (P)                                     2.885   03-18-2005   Tier 1          5,700       5,704,035
Bear Stearns Cos., Inc. (The) (P)                                     2.581   03-04-2005   Tier 1          4,600       4,602,204
Goldman Sachs Group, Inc.                                             7.500   01-28-2005   Tier 1          1,800       1,807,910
Goldman Sachs Group, Inc. (P)                                         2.731   02-25-2005   Tier 1          3,000       3,001,693
Merrill Lynch & Co., Inc.                                             4.540   03-08-2005   Tier 1          1,050       1,055,065
Merrill Lynch & Co., Inc. (P)                                         2.430   02-03-2005   Tier 1            770         770,177
Merrill Lynch & Co., Inc. (P)                                         2.373   01-13-2005   Tier 1          8,000       8,000,947

Diversified Financial Services 6.18%                                                                                  17,180,602
AIG SunAmerica Global Finance II (S)                                  7.600   06-15-2005   Tier 1          6,000       6,144,390
AIG SunAmerica Global Finance XI (P) (S)                              2.495   05-23-2005   Tier 1            750         750,423
Associates Corp. of North America                                     7.750   02-15-2005   Tier 1          4,000       4,027,910
CitiFinancial Credit Co.                                              7.750   03-01-2005   Tier 1            750         756,462
General Electric Capital Corp. (P)                                    2.615   03-15-2005   Tier 1          5,500       5,501,417

Finance 1.08%                                                                                                          3,002,027
Principal Life Global Funding I (P)                                   2.590   03-29-2005   Tier 1          3,000       3,002,027

Finance - Auto Loans 6.85%                                                                                            19,049,879
American Honda Finance Corp. (P)                                      2.010   07-11-2005   Tier 1         16,250      16,250,000
VW Credit, Inc. (P)                                                   2.370   01-21-2005   Tier 2          2,800       2,799,879

Finance - Consumer Loans 1.65%                                                                                         4,592,095
Household Finance Corp.                                               8.000   05-09-2005   Tier 1          4,500       4,592,095

Finance - Credit Card 5.22%                                                                                           14,503,779
American Express Credit Corp. (P)                                     2.537   02-25-2005   Tier 1          4,000       4,001,087
American Express Credit Corp. (P)                                     2.420   07-20-2005   Tier 1         10,500      10,502,692

Finance - Leasing 2.01%                                                                                                5,580,945
International Lease Finance Corp. (P)                                 3.360   08-01-2005   Tier 1          4,550       4,580,539
International Lease Finance Corp. (P)                                 3.302   01-13-2005   Tier 1          1,000       1,000,406

Finance - SBIC & Commercial 4.94%                                                                                     13,748,934
CIT Group, Inc.                                                       7.625   08-16-2005   Tier 1          2,500       2,573,533
CIT Group, Inc. (P)                                                   2.560   02-14-2005   Tier 1          1,250       1,250,364
CIT Group, Inc. (P)                                                   2.560   07-29-2005   Tier 1          9,900       9,925,037

Mortgages 5.66%                                                                                                       15,750,622
Countrywide Home Loans, Inc. (P)                                      2.425   02-23-2005   Tier 1          1,000       1,000,045
Countrywide Home Loans, Inc. (P)                                      2.140   01-18-2005   Tier 1          4,750       4,750,013
Countrywide Home Loans, Inc. (P)                                      2.140   04-12-2005   Tier 1         10,000      10,000,564

Newspaper & Publishing 1.36%                                                                                           3,773,786
Gannett Co., Inc.                                                     4.950   04-01-2005   Tier 1          3,750       3,773,786

Retail 0.90%                                                                                                           2,499,901
Wal-Mart Stores, Inc. (P)                                             2.296   02-22-2005   Tier 1          2,500       2,499,901

                                                                   Interest   Maturity     Quality     Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government obligations 14.74%                                                                                   $41,000,000
(Cost $41,000,000)
Government - U.S. Agencies 14.74%                                                                                     41,000,000

Federal Home Loan Bank                                                1.440   03-11-2005   Tier 1          5,000       5,000,000
Federal Home Loan Bank                                                1.370   03-25-2005   Tier 1          3,000       3,000,000
Federal Home Loan Bank                                                1.350   04-15-2005   Tier 1          4,000       4,000,000
Federal Home Loan Bank                                                1.300   04-11-2005   Tier 1          5,000       5,000,000
Federal Home Loan Bank                                                1.300   04-27-2005   Tier 1          2,000       2,000,000
Federal Home Loan Mortgage Corp. (P)                                  1.500   02-14-2005   Tier 1          5,000       5,000,000
Federal National Mortgage Assn.                                       1.400   03-29-2005   Tier 1          2,000       2,000,000
Federal National Mortgage Assn.                                       1.375   02-18-2005   Tier 1         10,000      10,000,000
Federal National Mortgage Assn.                                       1.340   03-04-2005   Tier 1          5,000       5,000,000

                                                                                           Interest    Par Value
Issuer, description                                                                        rate (%)         (000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Joint repurchase agreement 0.60%                                                                                      $1,656,000
(Cost $1,656,000)
Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 12-31-04 due 01-03-05
(secured by U.S. Treasury Inflation Indexed Bond
3.875% due 04-15-29)                                                                       1.600           1,656       1,656,000

Total investments 100.00%                                                                                           $278,083,276


John Hancock
Money Market Fund
Footnotes to Schedule of Investments
December 31, 2004 (unaudited)

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(P) Represents rate in effect on December 31, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,894,813 or 2.48% of the Fund's net assets as of December 31, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on December 31, 2004, including short-term investments, was $278,083,276.

John Hancock
Money Market Fund
Direct Placement Securities
December 31, 2004 (unaudited)

                                                                Value as a
                                                                percentage
                                 Acquisition    Acquisition      of Fund's          Value as of
Issuer, description                     date           cost     net assets    December 31, 2004
------------------------------------------------------------------------------------------------
Clipper Receivables Corp.
Commercial Paper                  01-03-2005    $11,997,750          4.31%          $11,998,500


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3  12/04
        2/05

JOHN HANCOCK
U.S. Government Cash Reserve

12.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
December 31, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 97.53%                                                                       $46,604,549
(Cost $46,604,549)

Government - U.S. Agencies 97.53%                                                                                     46,604,549
Federal Farm Credit Bank (P)                                          2.355   06-23-2005   AAA               600         599,995
Federal Farm Credit Bank (P)                                          2.328   03-24-2005   AAA             1,500       1,499,908
Federal Home Loan Bank                                                5.740   02-25-2005   AAA             1,000       1,005,436
Federal Home Loan Bank                                                4.625   04-15-2005   AAA             1,000       1,006,234
Federal Home Loan Bank                                                4.375   02-15-2005   AAA             1,000       1,002,897
Federal Home Loan Bank                                                4.125   01-14-2005   AAA               500         500,399
Federal Home Loan Bank                                                4.125   05-13-2005   AAA               750         754,292
Federal Home Loan Bank                                                4.000   02-15-2005   AAA               500         500,834
Federal Home Loan Bank (P)                                            2.405   03-15-2005   AAA             1,000         999,900
Federal Home Loan Bank (P)                                            2.338   04-25-2005   AAA             3,000       2,999,932
Federal Home Loan Bank                                                1.500   01-07-2005   AAA               500         499,938
Federal Home Loan Bank                                                1.440   03-11-2005   AAA               500         500,000
Federal Home Loan Bank                                                1.370   03-25-2005   AAA             1,000       1,000,000
Federal Home Loan Bank                                                1.350   04-15-2005   AAA             1,000       1,000,000
Federal Home Loan Bank                                                1.300   04-11-2005   AAA             2,000       2,000,000
Federal Home Loan Bank                                                1.300   04-27-2005   AAA             2,000       2,000,000
Federal Home Loan Mortgage Corp.                                      4.250   06-15-2005   AAA               129         130,158
Federal Home Loan Mortgage Corp.                                      2.456   04-12-2005   AAA             1,000         993,110
Federal Home Loan Mortgage Corp.                                      2.200   01-11-2005   AAA               530         529,676
Federal Home Loan Mortgage Corp. (P)                                  2.090   02-04-2005   AAA             1,000         999,982
Federal Home Loan Mortgage Corp.                                      1.500   02-14-2005   AAA             1,000       1,000,000
Federal Home Loan Mortgage Corp.                                      1.300   02-04-2005   AAA             1,000         999,286
Federal National Mortgage Assn.                                       2.410   04-13-2005   AAA             1,500       1,489,758
Federal National Mortgage Assn. (P)                                   2.360   06-09-2005   AAA             2,000       1,999,644
Federal National Mortgage Assn. (P)                                   2.350   02-18-2005   AAA               600         599,994
Federal National Mortgage Assn. (P)                                   2.333   01-28-2005   AAA             1,000         999,956
Federal National Mortgage Assn.                                       2.333   02-04-2005   AAA               300         299,351
Federal National Mortgage Assn.                                       2.280   02-04-2005   AAA             1,000         997,835
Federal National Mortgage Assn. (P)                                   2.230   02-18-2005   AAA             2,000       1,999,967
Federal National Mortgage Assn. (P)                                   2.184   02-11-2005   AAA             2,000       1,999,985
Federal National Mortgage Assn.                                       2.160   01-03-2005   AAA               750         749,910
Federal National Mortgage Assn.                                       2.000   01-06-2005   AAA             2,700       2,699,250
Federal National Mortgage Assn.                                       2.000   01-26-2005   AAA             1,000         998,611
Federal National Mortgage Assn.                                       1.970   01-05-2005   AAA             2,000       1,999,562
Federal National Mortgage Assn. (P)                                   1.960   01-18-2005   AAA             2,000       1,999,916
Federal National Mortgage Assn. (P)                                   1.890   10-03-2005   AAA               750         749,468
Federal National Mortgage Assn.                                       1.500   02-14-2005   AAA             1,000         999,365
Federal National Mortgage Assn.                                       1.400   03-29-2005   AAA             1,000       1,000,000
Federal National Mortgage Assn.                                       1.375   02-18-2005   AAA             1,500       1,500,000
Federal National Mortgage Assn.                                       1.340   03-04-2005   AAA             1,000       1,000,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 2.47%                                                                                          $1,179,000
(Cost $1,179,000)

Joint Repurchase Agreement 2.47%                                                                                       1,179,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 12-31-04 due 01-03-05
(secured by U.S. Treasury Inflation Indexed Bond
3.875% due 04-15-29)                                                                       1.600           1,179       1,179,000

Total investments 100.00%                                                                                            $47,783,549


John Hancock
U.S. Government Cash Reserve
Footnotes to Schedule of Investments
December 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(P) Represents rate in effect on December 31, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on December 31, 2004, including short-term investments, was $47,783,549.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.

430Q3  12/04
        2/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    February 17, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    February 17, 2005